Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

In 2024, 2023 and 2022, the Company performed a quantitative assessment of all reporting units as of October 1. We utilized a combination of the discounted cash flow analysis or “income approach” (50%) and the “market approach” (50%).

Our 2024 and 2023 goodwill impairment analyses concluded that the fair values of all reporting units were in excess of their carrying amounts. Subsequent to completing our goodwill impairment tests, no further indicators of impairment were identified. Based on these analyses, we recorded no goodwill impairment for the years ended December 31, 2024 and 2023.

Our 2022 goodwill impairment analysis concluded that the fair values of the Institutional Pharmacy, Specialty Solutions, Home Infusion, Home Health and Therapies, and Behavioral Health reporting units were in excess of their carrying amounts, and that the fair values of the Hospice Pharmacy and Workforce Solutions reporting units were less than their carrying amounts. We recognized non-cash goodwill impairment charges of $25.5 million related to the Hospice Pharmacy reporting unit and $15.4 million related to the Workforce Solutions reporting unit during 2022, which represent the excess of the reporting units’ carrying values over their respective estimated fair values at October 1, 2022. Subsequent to completing our goodwill impairment tests, no further indicators of impairment were identified. Neither reporting unit includes indefinite-lived intangible assets. The Workforce Solutions reporting unit was subsequently sold effective November 1, 2022.

The determination of whether the carrying value of the reporting unit exceeds its fair value involves a high degree of estimation and can be affected by a number of industry and company-specific risk factors that are subject to change over time. If actual performance does not achieve the projections, or if the assumptions used change in the future, we may be required to recognize additional impairment charges in future periods.

A summary of changes to goodwill is as follows (in thousands):

	Goodwill
	Pharmacy Solutions	Provider Services	Total
Goodwill at January 1, 2023*	$821,406	$1,447,035	$2,268,441
Goodwill added through acquisitions	12,583	19,111	31,694
Measurement period adjustments	—	540	540
Foreign currency adjustments	—	97	97
Goodwill at December 31, 2023*	$833,989	$1,466,783	$2,300,772
Goodwill added through acquisitions	7,063	56,144	63,207
Measurement period adjustments	—	237	237
Foreign currency adjustments	—	(332)	(332)
Goodwill at December 31, 2024*	$841,052	$1,522,832	$2,363,884

* For the periods presented, the carrying amount of goodwill is presented net of accumulated impairment losses of $40.9 million.

Intangible assets are as follows (in thousands):

	December 31, 2024			December 31, 2023
	Gross	Accumulated Amortization	Net Carrying Value	Gross	Accumulated Amortization	Net Carrying Value	Life (Years)
Customer relationships	$542,137	$335,647	$206,490	$539,173	$293,648	$245,525	5-20
Trade names	332,977	140,020	192,957	328,089	116,644	211,445	2-20
Licenses	68,425	17,528	50,897	64,340	13,964	50,376	10-20
Doctor/payor network	12,730	10,965	1,765	12,730	8,800	3,930	5-8
Covenants not to compete	8,790	5,886	2,904	13,084	8,504	4,580	2-7
Other intangible assets	10,940	6,362	4,578	10,949	4,808	6,141	5-7
Total definite-lived assets	$975,999	$516,408	$459,591	$968,365	$446,368	$521,997
Licenses	135,633	—	135,633	118,258	—	118,258	Indefinite
Total intangible assets	$1,111,632	$516,408	$595,224	$1,086,623	$446,368	$640,255

Amortization expense for the years ended December 31, 2024, 2023 and 2022 was $95.3 million, $103.3 million, and $105.2 million, respectively.

As of December 31, 2024, total estimated amortization expense for the Company’s definite-lived intangible assets for the next five years and thereafter is as follows (in thousands):

2025	$89,795
2026	80,775
2027	47,821
2028	40,774
2029	34,717
Thereafter	165,709
$459,591